MINERAL PROPERTIES AND RELATED CONSTRUCTION (Tables)	12 Months Ended
Dec. 31, 2021
MINERAL PROPERTIES AND RELATED CONSTRUCTION
Schedule of initial cost capitalized

Consideration comprised:
Cash paid	$25,000
Fair value of future cash consideration (note 14)	37,800
$62,800

Schedule of borrowing costs capitalized

	At historical cost
					Accumulated
		Deposits to			foreign
	Mineral	construction	Construction in	Other costs	exchange on	Carrying
	properties	vendors	progress	capitalized	translation	value
At January 1, 2020	$—	$—	$—	$—	$—	$—
Transferred from exploration and evaluation properties	39,272	—	—	—	(2,129)	37,143
Additions	—	28,079	4,845	—	—	32,924
Borrowing costs capitalized (note 9(c))	—	—	—	672	—	672
Change in site closure provision (note 16)	—	—	—	164	—	164
Due to changes in exchange rates	—	—	—	—	369	369
At December 31, 2020	$39,272	$28,079	$4,845	$836	$(1,760)	$71,272
Additions	62,800	11,411	56,528	—	—	130,739
Transfers within categories	—	(37,832)	37,832	—	—	—
Transfers to Equipment (note 8)	—	—	(2,484)	—	—	(2,484)
Borrowing costs capitalized (note 9(c))	—	—	—	13,967	—	13,967
Change in site closure provision (note 16)	—	—	—	4,653	—	4,653
Due to changes in exchange rates	—	—	—	—	(4,398)	(4,398)
At December 31, 2021	$102,072	$1,658	$96,721	$19,456	$(6,158)	$213,749

Schedule of mineral properties under development and construction

	Year ended	Year ended
	December 31,	December 31,
	2021	2020
Capitalized borrowing costs, beginning of the year	$672	$ $ —
Capitalized during the year:
Borrowing costs – Camino Rojo project loan (note 12)	12,430	$700
Borrowing costs – Fresnillo obligation (note 14)	1,654	—
Interest earned on borrowed funds	(117)	(28)
Capitalized borrowing costs, end of the year	$14,639	$672